Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	1,608,999	1,608,999	2,691,718	2,691,718
US$	140,482	980,029	1,306,404	8,524,157
Others	N/A	121,595	N/A	155,389
Total		2,710,623		11,371,264